SCHEDULE OF INCOME TAX PROVISIONS (Details) - Distoken Acquisition Corporation [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Income before provision for income taxes	$ 49,508	$ 1,739,642	$ (2,155)
China’s corporate income tax standard rate (on income)	25.00%	25.00%
Income tax provision	$ 12,377	$ 434,911